Debt (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 20, 2017 USD ($)	Dec. 31, 2020 USD ($) LetterOfCredit	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Apr. 17, 2019 USD ($)
Revolving term credit facility
Size of facility					$ 1,260.0
Balance, beginning of year		$ 80.0	$ 210.0
Drawdowns			435.0
Repayment		(80.0)	(565.0)
Balance, end of year			80.0
Amount outstanding		$ 80.0	80.0
Credit Facility
Revolving term credit facility
Size of facility					1,000.0
Balance, beginning of year			210.0
Drawdowns			275.0
Repayment			(485.0)
Maximum borrowing capacity					$ 1,000.0
Amount outstanding			210.0
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.00%
Standby fee (as a percent)		0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.05%
Standby fee (as a percent)		0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.00%	0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.05%	1.05%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				1.00%	1.00%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)				2.05%	2.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.00%	0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.05%	1.05%
Term Loan
Revolving term credit facility
Balance, beginning of year		$ 80.0
Drawdowns			160.0
Repayment		(80.0)	(80.0)
Balance, end of year			80.0
Amount outstanding		$ 80.0	$ 80.0
Borrowed amount					$ 160.0	$ 160.0
Term Loan | 30-day Libor
Revolving term credit facility
Spread on variable rate (as a percent)						0.85%
FNBC Credit Facility
Revolving term credit facility
Maturity period	1 year
Maximum borrowing capacity	$ 100.0				$ 100.0
Standby fee (as a percent)		0.25%
FNBC Credit Facility | CIBC
Revolving term credit facility
Spread on variable rate (as a percent)				0.25%	0.25%
FNBC Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)				1.25%	1.25%
Letter of credit
Revolving term credit facility
Maximum borrowing capacity				$ 23.1	$ 18.1
Number of letter of credit | LetterOfCredit		2